NET (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
NET (LOSS) INCOME PER SHARE

17.	NET (LOSS) INCOME PER SHARE
For the years ended December 31, 2018 and part of 2019, the Group has determined that its convertible redeemable participating preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted
basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class
method of computing net (loss) income per share, for ordinary shares, preferred shares according to the participation rights in undistributed earnings. However, undistributed loss is only allocated to ordinary shareholders because holders of preferred shares are not contractually obligated to share losses.

The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Basic net (loss) income per share calculation
Numerator:
Net income (loss)	19,650	226,630	(1,392,930)
Less: Accretion on Series A Preferred Shares redemption value	38,930	16,772	—
Less: Undistributed earnings allocated to Series A Preferred Shares	—	21,698	—
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares-basic	(19,280)	188,160	(1,392,930)

Denominator:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares-basic	92,224,998	132,400,941	159,725,779
Net (loss) income per ordinary share attributable to ordinary shareholders-basic	(0.21)	1.42	(8.72)

Diluted net (loss) income per ordinary share calculation
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares-diluted
Denominator:
Weighted average ordinary shares basic outstanding	92,224,998	132,400,941	159,725,779
Effect of potentially diluted stock options	—	6,998,647	—
Effect of potentially diluted RSUs	—	78,310	—
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares-diluted	92,224,998	139,477,898	159,725,779

Net (loss) income per ordinary share attributable to ordinary shareholders-diluted	(0.21)	1.35	(8.72)

Note:
For the years ended December 31, 2018, 2019 and 2020, the following shares, share options or RSUs outstanding were excluded from the calculation of diluted net (loss) income per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	For the year ended December 31,
	2018	2019	2020
Shares issuable upon exercise of share options	21,892,243	—	—
Shares issuable upon conversion of Series A Preferred Shares	35,625,002	—	—
Shares issuable upon conversion of RSUs	—	512,847	64,576